Share-based compensation - Schedule of restricted share units (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Jun. 28, 2024	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CAD ($) shares $ / shares
Phantom restricted share units - US$ denominated
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)		2,615,746	1,605,821		1,850,807
Granted (in shares)		19,933,019	1,567,809		821,223
Vested (in shares)		(1,187,336)	(423,501)		(798,373)
Forfeited (in shares)		(1,180,493)	(134,383)		(267,836)
Outstanding, end of year (in shares)		20,180,936	2,615,746		1,605,821
Granted (in shares)		528,234	770,043		59,512
Number of restricted share units - Vested
Vested (in shares)		1,187,336	423,501		798,373
Exercised (in shares)		1,715,570	1,193,544		857,885
Grant-date fair value
Outstanding, beginning of year (in USD and CDN dollars per share) | $ / shares		$ 21.36	$ 27.10	$ 21.94
Granted (in USD and CDN dollars per share) | $ / shares		5.30	15.34	26.41
Vested (in USD and CDN dollars per share) | $ / shares		16.85	26.49	16.63
Exercised (in USD and CDN dollars per share) | $ / shares		12.72	17.01	17.52
Forfeited (in USD and CDN dollars per share) | $ / shares		12.51	23.80	19.85
Outstanding, end of year (in USD and CDN dollars per share) | $ / shares		$ 6.33	$ 21.36	27.10
Phantom Restricted Share Units and Phantom Share Units Settled With Cash
Number of restricted share units - Vested
Exercised (in shares)			497,841
Grant-date fair value
Exercised (in USD and CDN dollars per share) | $ / shares			$ 22.01
Expense from cash-settled share-based payment transactions | $			$ 11
Phantom restricted share units | TELUS (parent)
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)			0		78,011
Vested (in shares)					(59,549)
Issued in lieu of dividends (in shares)					0
Dividends (in shares)					1,568
Forfeited (in shares)					(20,030)
Outstanding, end of year (in shares)					0
Number of restricted share units - Vested
Vested (in shares)					59,549
Dividends (in shares)					(59,549)
Grant-date fair value
Outstanding, beginning of year (in USD and CDN dollars per share) | $ / shares			$ 0	24.20
Vested (in USD and CDN dollars per share) | $ / shares				24.13
Issued in lieu of dividends (in dollars per share) | $ / shares				24.13
Exercised (in USD and CDN dollars per share) | (per share)				30.85	$ 28.67
Forfeited (in USD and CDN dollars per share) | $ / shares				24.92
Outstanding, end of year (in USD and CDN dollars per share) | $ / shares				$ 0
Expense from cash-settled share-based payment transactions | $					$ 2
Restricted Stock Units
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)		1,926,994
Granted (in shares)		5,762,233
Outstanding, end of year (in shares)		8,715,309	1,926,994
Performance Share Units
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)		688,752
Granted (in shares)	9,198,600
Outstanding, end of year (in shares)		11,465,627	688,752
Performance Share Units | Minimum
Grant-date fair value
Variable payout, percentage	0
Performance Share Units | Maximum
Grant-date fair value
Variable payout, percentage	3